                                                             File Nos. 333-45946
                                                                        811-8810

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]


                       Post-Effective Amendment No. 2 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                               Amendment No. 3 [X]
                        (Check appropriate box or boxes)


                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                           733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            Christine A. Nixon, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on _________________ pursuant to paragraph (a)(1) of Rule 485

                            VARIABLE SEPARATE ACCOUNT
                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                       Caption
-----------------------                                       -------
1. Cover Page                                                 Cover Page

2. Definitions                                                Definitions

3. Synopsis                                                   Summary; Fee Tables; Examples

4. Condensed Financial Information                            Condensed Financial Information; Financial
                                                              Statements

5. General Description of Registrant,                         Description of First SunAmerica, the Separate
Depositor and Portfolio Companies.                            Account and the General Account; Variable Portfolio
                                                              Options; Fixed Account Option

6. Deductions                                                 Contract Charges

7. General Description of                                     Description of the Contracts
Variable Annuity Contracts

8. Annuity Period                                             Income Phase

9. Death Benefit                                              Description of the Contract

10. Purchases and Contract Value                              Purchases, Withdrawals and
                                                              Contract Value; Distribution of Contracts

11. Redemptions                                               Purchases, Withdrawals and Contract Value;
                                                              Contract Charges

12. Taxes                                                     Taxes

13. Legal Proceedings                                         Legal Proceedings

14. Table of Contents of Statement                            Statement of Additional Information
of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in part B of the Registration Statement has been included within the prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the prospectus.

Item Number in Form N-4 Caption
-------------------------------

15. Cover Page                                              Cover Page

16. Table of Contents                                       Table of Contents

17. General Information and History                         Not Applicable

18. Services                                                Not Applicable

19. Purchase of Securities Being Offered                    Variable Portfolio
Options(P)

20. Underwriters                                            Distributor

21. Calculation of Performance Data                         Performance Data

22. Annuity Payments                                        Income Phase(P);
Income Payments

23. Financial Statements                                    Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [FIRST SUNAMERICA ADVISOR LOGO]

                                   PROSPECTUS

                                  MAY 1, 2002



Please read this prospectus carefully         SINGLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the First             in connection with
SunAmerica Advisor Variable Annuity.          FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has 28 investment choices - The one-year fixed
To learn more about the annuity               account option and the 27 Variable Portfolios listed below.
offered by this prospectus, you can           The 27 Variable Portfolios are part of the Anchor Series
obtain a copy of the Statement of             Trust ("AST") or the SunAmerica Series Trust ("SST").
Additional Information ("SAI") dated          STOCKS:
May 1, 2002. The SAI has been filed             MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
with the Securities and Exchange                   - Alliance Growth Portfolio                         SST
Commission ("SEC") and is                          - Global Equities Portfolio                         SST
incorporated by reference into this                - Growth-Income Portfolio                           SST
prospectus. The Table of Contents of            MANAGED BY DAVIS ADVISORS
the SAI appears on page 17 of this                 - Davis Venture Value Portfolio                     SST
prospectus. For a free copy of the              MANAGED BY FEDERATED INVESTORS L.P.
SAI, call us at (800) 99NY-SUN or                  - Federated Value Portfolio                         SST
write to us at our Annuity Service              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
Center, P.O. Box 54299, Los Angeles,               - Goldman Sachs Research Portfolio                  SST
California 90054-0299.                          MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                   - MFS Growth & Income Portfolio                     SST
In addition, the SEC maintains a                   - MFS Mid Cap Growth Portfolio                      SST
website (http://www.sec.gov) that               MANAGED BY VAN KAMPEN
contains the SAI, materials                        - International Diversified Equities Portfolio      SST
incorporated by reference and other                - Technology Portfolio                              SST
information filed electronically with           MANAGED BY PUTNAM INVESTMENT MANAGEMENT, L.L.C.
the SEC by First SunAmerica.                       - Emerging Markets Portfolio                        SST
                                                   - International Growth & Income Portfolio           SST
ANNUITIES INVOLVE RISKS, INCLUDING                 - Putnam Growth Portfolio                           SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE             MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
NOT A DEPOSIT OR OBLIGATION OF, OR                 - Aggressive Growth Portfolio                       SST
GUARANTEED OR ENDORSED BY, ANY BANK.               - Blue Chip Growth Portfolio                        SST
THEY ARE NOT FEDERALLY INSURED BY THE              - Growth Opportunities Portfolio                    SST
FEDERAL DEPOSIT INSURANCE                       MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
CORPORATION, THE FEDERAL RESERVE                   - Capital Appreciation Portfolio                    AST
BOARD OR ANY OTHER AGENCY.                         - Growth Portfolio                                  AST
                                              BALANCED:
                                                MANAGED BY WM ADVISORS, INC.
                                                   - Asset Allocation Portfolio                        SST
                                                MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                   - MFS Total Return Portfolio                        SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - SunAmerica Balanced Portfolio                     SST
                                              BONDS:
                                                MANAGED BY FEDERATED INVESTORS L.P.
                                                   - Corporate Bond Portfolio                          SST
                                                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
                                                   - Global Bond Portfolio                             SST
                                                MANAGED BY VAN KAMPEN
                                                   - Worldwide High Income Portfolio                   SST
                                                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - High-Yield Bond Portfolio                         SST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                   - Government & Quality Bond Portfolio               AST
                                              CASH:
                                                MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                   - Cash Management Portfolio                         SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY...............     6
 PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY......     6
       Allocation of Purchase Payment........................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
       Exchange Offers.......................................     7
 INVESTMENT OPTIONS..........................................     7
       Variable Portfolios...................................     7
           Anchor Series Trust...............................     8
           SunAmerica Series Trust...........................     8
       Fixed Account Options.................................     8
       Transfers During the Accumulation Phase...............     8
       Dollar Cost Averaging.................................     9
       Asset Allocation Rebalancing..........................     9
       Voting Rights.........................................    10
       Substitution..........................................    10
 WITHDRAWAL..................................................    10
       Scheduled Withdrawal Program..........................    10
       Minimum Contract Value................................    10
 DEATH BENEFIT...............................................    10
 EXPENSES....................................................    10
       Insurance Charges.....................................    11
       Investment Charges....................................    11
       Other Revenue.........................................    11
       Transfer Fee..........................................    12
       Income Taxes..........................................    12
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    12
 INCOME OPTIONS..............................................    12
       Annuity Date..........................................    12
       Income Options........................................    12
       Fixed or Variable Income Payments.....................    13
       Income Payments.......................................    13
       Transfers During the Income Phase.....................    13
       Deferment of Payments.................................    13
 TAXES.......................................................    13
       Annuity Contracts in General..........................    13
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    14
       Tax Treatment of Distributions -
           Qualified Contracts...............................    13
       Minimum Distributions.................................    14
       Tax Treatment of Death Benefits.......................    14
       Contracts Owned by a Trust or Corporation.............    15
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    15
       Diversification.......................................    15
 PERFORMANCE.................................................    15
 OTHER INFORMATION...........................................    16
       First SunAmerica Life Insurance Company...............    16
       The Separate Account..................................    16
       The General Account...................................    16
       Distribution of the Contract..........................    16
       Administration........................................    16
       Legal Proceedings.....................................    17
       Ownership.............................................    17
       Custodian.............................................    17
       Additional Information................................    17
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    17
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - First SunAmerica Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not purchased under any pension plan, specially sponsored program or individual retirement account ("IRA").
 OWNER - You, the person who has title to the contract.
 PURCHASE PAYMENT - The money you give us to buy the contract.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   FIRST SUNAMERICA LIFE INSURANCE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY
PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES
 OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO
             HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


The First SunAmerica Advisor Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There is a minimum Purchase Payment amount required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. Please see the FEE TABLE, PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract, call your financial advisor or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 996-9786.


       PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION
        REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT,
                       AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...............   None
CONTRACT MAINTENANCE CHARGE.....   None
TRANSFER FEE....................   None

(We reserve the right to limit the number of transfers each year and to charge a fee for transfers in excess of the limit. If we charge a transfer fee in the future, it will never exceed $25 per transfer or the state allowed maximum, whichever may be lower .)

  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)



---------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
Capital Appreciation                                           0.70%           0.05%            0.75%
---------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    0.58%           0.06%            0.64%
---------------------------------------------------------------------------------------------------------
Growth                                                         0.67%           0.05%            0.72%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------



                            SUNAMERICA SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED

                               JANUARY 31, 2002)



---------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT         OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------
Aggressive Growth                                              0.68%           0.07%            0.75%
---------------------------------------------------------------------------------------------------------
Alliance Growth                                                0.60%           0.05%            0.65%
---------------------------------------------------------------------------------------------------------
Asset Allocation                                               0.59%           0.07%            0.66%
---------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                            0.70%           0.15%            0.85%
---------------------------------------------------------------------------------------------------------
Cash Management                                                0.48%           0.04%            0.52%
---------------------------------------------------------------------------------------------------------
Corporate Bond                                                 0.60%           0.07%            0.67%
---------------------------------------------------------------------------------------------------------
Davis Venture Value                                            0.71%           0.05%            0.76%
---------------------------------------------------------------------------------------------------------
Emerging Markets                                               1.25%           0.28%            1.53%
---------------------------------------------------------------------------------------------------------
Federated Value                                                0.69%           0.07%            0.76%
---------------------------------------------------------------------------------------------------------
Global Bond                                                    0.68%           0.13%            0.81%
---------------------------------------------------------------------------------------------------------
Global Equities                                                0.72%           0.15%            0.87%
---------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                      1.20%           0.15%            1.35%
---------------------------------------------------------------------------------------------------------
Growth-Income                                                  0.53%           0.05%            0.58%
---------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                        0.75%           0.25%            1.00%
---------------------------------------------------------------------------------------------------------
High-Yield Bond                                                0.63%           0.08%            0.71%
---------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%           0.23%            1.23%
---------------------------------------------------------------------------------------------------------
International Growth and Income                                0.95%           0.25%            1.20%
---------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          0.70%           0.08%            0.78%
---------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             0.75%           0.07%            0.82%
---------------------------------------------------------------------------------------------------------
MFS Total Return                                               0.66%           0.07%            0.73%
---------------------------------------------------------------------------------------------------------
Putnam Growth                                                  0.77%           0.05%            0.82%
---------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            0.60%           0.06%            0.66%
---------------------------------------------------------------------------------------------------------
Technology                                                     1.20%           0.25%            1.45%
---------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                       1.00%           0.11%            1.11%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------



(1)For this portfolio, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.



(2)Gross of custody credits of 0.01%.


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and:
        (a) you surrender the contract at the end of the stated time period;
        (b) you do not surrender the contract.*


-------------------------------------------------------------------------------------------------------------
                         PORTFOLIO                             1 YEAR     3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $23    (a) $71      (a) $122     (a) $261
                                                               (b) $23    (b) $71      (b) $122     (b) $261
-------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $22    (a) $68      (a) $116     (a) $249
                                                               (b) $22    (b) $68      (b) $116     (b) $249
-------------------------------------------------------------------------------------------------------------
Growth                                                         (a) $23    (a) $70      (a) $120     (a) $258
                                                               (b) $23    (b) $70      (b) $120     (b) $258
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $23    (a) $71      (a) $122     (a) $261
                                                               (b) $23    (b) $71      (b) $122     (b) $261
-------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $22    (a) $68      (a) $116     (a) $250
                                                               (b) $22    (b) $68      (b) $116     (b) $250
-------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $22    (a) $68      (a) $117     (a) $251
                                                               (b) $22    (b) $68      (b) $117     (b) $251
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $24    (a) $74      (a) $127     (a) $271
                                                               (b) $24    (b) $74      (b) $127     (b) $271
-------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $21    (a) $64      (a) $110     (a) $237
                                                               (b) $21    (b) $64      (b) $110     (b) $237
-------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $22    (a) $69      (a) $117     (a) $252
                                                               (b) $22    (b) $69      (b) $117     (b) $252
-------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $23    (a) $71      (a) $122     (a) $262
                                                               (b) $23    (b) $71      (b) $122     (b) $262
-------------------------------------------------------------------------------------------------------------
Emerging Markets                                               (a) $31    (a) $94      (a) $160     (a) $336
                                                               (b) $31    (b) $94      (b) $160     (b) $336
-------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $23    (a) $71      (a) $122     (a) $262
                                                               (b) $23    (b) $71      (b) $122     (b) $262
-------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $24    (a) $73      (a) $125     (a) $267
                                                               (b) $24    (b) $73      (b) $125     (b) $267
-------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $24    (a) $75      (a) $128     (a) $273
                                                               (b) $24    (b) $75      (b) $128     (b) $273
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $29    (a) $89      (a) $151     (a) $319
                                                               (b) $29    (b) $89      (b) $151     (b) $319
-------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $21    (a) $66      (a) $113     (a) $243
                                                               (b) $21    (b) $66      (b) $113     (b) $243
-------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $26    (a) $78      (a) $134     (a) $286
                                                               (b) $26    (b) $78      (b) $134     (b) $286
-------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $23    (a) $70      (a) $119     (a) $256
                                                               (b) $23    (b) $70      (b) $119     (b) $256
-------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $28    (a) $85      (a) $145     (a) $308
                                                               (b) $28    (b) $85      (b) $145     (b) $308
-------------------------------------------------------------------------------------------------------------
International Growth and Income                                (a) $28    (a) $84      (a) $144     (a) $305
                                                               (b) $28    (b) $84      (b) $144     (b) $305
-------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          (a) $23    (a) $72      (a) $123     (a) $264
                                                               (b) $23    (b) $72      (b) $123     (b) $264
-------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             (a) $24    (a) $73      (a) $125     (a) $268
                                                               (b) $24    (b) $73      (b) $125     (b) $268
-------------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $23    (a) $70      (a) $120     (a) $258
                                                               (b) $23    (b) $70      (b) $120     (b) $258
-------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $24    (a) $73      (a) $125     (a) $268
                                                               (b) $24    (b) $73      (b) $125     (b) $268
-------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $22    (a) $68      (a) $117     (a) $251
                                                               (b) $22    (b) $68      (b) $117     (b) $251
-------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $30    (a) $92      (a) $156     (a) $329
                                                               (b) $30    (b) $92      (b) $156     (b) $329
-------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $27    (a) $82      (a) $140     (a) $296
                                                               (b) $27    (b) $82      (b) $140     (b) $296
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


       * First SunAmerica does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 0.85%, Goldman Sachs Research 1.35%; and Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3.  The Examples assume that no transfer fees were imposed.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN


                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.


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                          THE FIRST SUNAMERICA ADVISOR
                                VARIABLE ANNUITY
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An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period in which you invest in the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 27 Variable Portfolios.


The contract also offers a one-year fixed account option and a one-year DCA fixed account option. If you purchased your contract on or after September 27, 2001, the one-year fixed account option is not available for investment of your initial Purchase Payment. Fixed account options earn interest at a rate set and guaranteed by First SunAmerica Life Insurance Company. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

First SunAmerica Life Insurance Company issues the First SunAmerica Advisor Variable Annuity. When you purchase First SunAmerica Advisor Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group ("AIG"), a Delaware corporation.

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             PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a contract.


The minimum Purchase Payment is $10,000. Subsequent Purchase Payments are not permitted. However, we will accept direct transfers or rollovers received at our Annuity Service Center by the 90th day following contract issue, if your intention to transfer such funds was indicated on a Transfer Form and submitted with your contract application. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 85.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENT

We invest your Purchase Payment in the fixed and variable investment options according to your instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or; ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look". To cancel, you must mail the contract along with your Free Look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Your contract will be treated as void on the date we receive it and we will refund to you an amount equal to the contract value on the day we receive your request. The amount returned to you may be more or less than the money you initially invested.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.


EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by First SunAmerica or one of its affiliates, for a newer product with more current features and benefits, also issued by First SunAmerica or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 27 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable

Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below.

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust (AST) has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust (SST) has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

 MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST

 MANAGED BY DAVIS ADVISORS

      - Davis Venture Value Portfolio                                        SST
 MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
 MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
 MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid Cap Growth Portfolio                                         SST

MANAGED BY VAN KAMPEN

      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, L.L.C.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
 MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - Growth Opportunities Portfolio                                       SST
 MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:


 MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           SST
 MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
 MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                        SST

BONDS:

 MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
      - Global Bond Portfolio                                                SST

MANAGED BY VAN KAMPEN

      - Worldwide High Income Portfolio                                      SST
 MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                            SST
 MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Government & Quality Bond Portfolio                                  AST

CASH:

MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC.
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers a one-year fixed account option.

The one-year fixed account pays interest at a rate set and guaranteed by First SunAmerica. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. Once established, the interest rate will not change during the one-year period your funds are invested.

As for a Purchase Payment allocated to the one-year fixed account, you may leave your money in the account at the end of the one-year period or reallocate your funds. If you want to reallocate your money, you must contact us within 30 days after the end of the one-year period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the one-year fixed account where it will earn the renewal interest rate applicable at that time.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or the one-year fixed account. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.


You may request transfers of your account value between the Variable Portfolios and/or the one-year fixed account in writing or by telephone subject to our rules. You are allowed to make transfers between investment options without charge. However, in the future we reserve the right to limit the number of transfers each year and to charge a fee for transfers in excess of the limit.

We accept transfer requests over the telephone and the internet unless you instruct us otherwise. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 12.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND, WAIVE OR TERMINATE THESE TRANSFER PROVISIONS AT ANY TIME.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolios (target accounts). Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. You may terminate your DCA program at any time. Fixed Account options are not available as target accounts for the DCA program.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

     EXAMPLE:

     Assume that you want your Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth

     Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to the instructions we receive. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.


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                                   WITHDRAWAL
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 12.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and/or the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Taxes are due upon making withdrawal and those made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 13.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SCHEDULED WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the scheduled withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

We may terminate your contract if your contract value is less than $500 as a result of withdrawals. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You select your beneficiaries. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


The term "Net Purchase Payment" is used in explaining the death benefit. We define Net Purchase Payment as your Purchase Payment less an adjustment for each withdrawal.

To calculate the adjustment amount for a withdrawal, you first determine the percentage by which the contract value is reduced by the withdrawal, on the date of the withdrawal. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The percentage amount is then multiplied by the amount of Net Purchase Payments immediately before the withdrawal to get the adjustment amount. This amount is subtracted from the Net Purchase Payment amount immediately before the withdrawal.

If you have not taken any withdrawals from your contract, Net Purchase Payment equals the Purchase Payment into your contract.

The death benefit is the greater of:

     1. the contract value at the time we receive satisfactory proof of death;
        or

     2. Net Purchase Payment; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary.

If you are age 90 or older at the time of death, the death benefit will be equal to the contract value at the time we receive satisfactory proof of death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 12.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her at the time of the original owner's death.


If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. The investment charges under your contract may increase or decrease.

INSURANCE CHARGES


The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.



  OTHER REVENUE



We may receive compensation that ranges between 15 and 25 basis points from the investment advisers of the underlying funds for services related to the underlying funds. Such compensation will be consistent with the services rendered or the costs savings resulting from the arrangement.


INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The FEE TABLES ON PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the attached prospectuses for the Trusts.

TRANSFER FEE

You are allowed to make transfers between investment options without charge. However, we reserve the right to limit the number of transfers each year and to charge a fee for transfers in excess of the limit. SEE FEE TABLE ON PAGE 4.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

First SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin, you cannot otherwise access your money through a withdrawal or surrender.
Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 13.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First Sun America guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the contract value in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE
Transfers are allowed during the Income Phase among the variable investments only.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------


NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.



----------------------------------------------------------------

----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").


First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA, Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA, Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

FIRST SUNAMERICA LIFE INSURANCE COMPANY

First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.


First SunAmerica and its affiliates, SunAmerica Life Insurance Company, Anchor National Life Insurance Company, SunAmerica Asset Management, and the SunAmerica Financial Network comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

First SunAmerica established a separate account, FS Variable Separate Account ("separate account"), under New York law on September 9, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


First SunAmerica owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of First SunAmerica. Assets in the separate account are not guaranteed by First SunAmerica.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payment. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payment. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99-NYSUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the dollar cost averaging may be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.


OWNERSHIP

The First SunAmerica Advisor Variable Annuity is a Single Premium Individual Deferred Annuity contract. As used in this prospectus, the term contract refers to your certificate.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. First SunAmerica pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK

233 Broadway

New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

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----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................     10
Annuity Unit Values...........................     11
Taxes.........................................     14
Distribution of Contracts.....................     18
Financial Statements..........................     19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              FISCAL YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Capital Appreciation (Inception Date - 7/2/01)
       Beginning AUV........................................  $37.030
       Ending AUV...........................................  $33.864
       Ending Number of AUs.................................  4,093
-------------------------------------------------------------------------
 Government and Quality Bond (Inception Date - 3/26/01)
       Beginning AUV........................................  $14.921
       Ending AUV...........................................  $15.330
       Ending Number of AUs.................................  19,988
-------------------------------------------------------------------------
 Growth (Inception Date - 7/10/01)
       Beginning AUV........................................  $27.602
       Ending AUV...........................................  $27.208
       Ending Number of AUs.................................  495
-------------------------------------------------------------------------
SUNAMERICA SERIES TRUST:
 Aggressive Growth (Inception Date - 4/18/01)
       Beginning AUV........................................  $16.8266
       Ending AUV...........................................  $13.6482
       Ending Number of AUs.................................  3,958
-------------------------------------------------------------------------
 Alliance Growth (Inception Date - 2/22/01)
       Beginning AUV........................................  $35.358
       Ending AUV...........................................  $32.621
       Ending Number of AUs.................................  4,300
-------------------------------------------------------------------------
 Asset Allocation (Inception Date - 3/15/01)
       Beginning AUV........................................  $18.260
       Ending AUV...........................................  $18.614
       Ending Number of AUs.................................  4,168
-------------------------------------------------------------------------
 Blue Chip Growth (Inception Date - 6/22/01)
       Beginning AUV........................................  $7.420
       Ending AUV...........................................  $6.692
       Ending Number of AUs.................................  7
-------------------------------------------------------------------------
 Cash Management (Inception Date - 2/22/01)
       Beginning AUV........................................  $12.850
       Ending AUV...........................................  $13.062
       Ending Number of AUs.................................  553,627
-------------------------------------------------------------------------
 Corporate Bond (Inception Date - 4/27/01)
       Beginning AUV........................................  $13.544
       Ending AUV...........................................  $13.972
       Ending Number of AUs.................................  5,037
-------------------------------------------------------------------------
 Davis Venture Value (Inception Date - 3/26/01)
       Beginning AUV........................................  $26.612
       Ending AUV...........................................  $26.245
       Ending Number of AUs.................................  12,075
-------------------------------------------------------------------------
 Emerging Markets (Inception Date - 8/6/01)
       Beginning AUV........................................  $6.339
       Ending AUV...........................................  $6.539
       Ending Number of AUs.................................  198,861
-------------------------------------------------------------------------
 Federated Value (Inception Date - 2/22/01)
       Beginning AUV........................................  $17.000
       Ending AUV...........................................  $16.381
       Ending Number of AUs.................................  5,880
-------------------------------------------------------------------------
 Global Bond (Inception Date - 4/27/01)
       Beginning AUV........................................  $15.378
       Ending AUV...........................................  $15.678
       Ending Number of AUs.................................  1,416
-------------------------------------------------------------------------
 Global Equities (Inception Date - 2/22/01)
        Beginning AUV.......................................  $20.051
        Ending AUV..........................................  $17.472
        Ending Number of AUs................................  862
-------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 4/27/01)
        Beginning AUV.......................................  $8.873
        Ending AUV..........................................  $7.173
        Ending Number of AUs................................  3,512
-------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/22/01)
        Beginning AUV.......................................  $29.827
        Ending AUV..........................................  $26.847
        Ending Number of AUs................................  4,585
-------------------------------------------------------------------------
  Growth Opportunities (Inception Date - N/A)
        Beginning AUV.......................................  $--
        Ending AUV..........................................  $--
        Ending Number of AUs................................  --
-------------------------------------------------------------------------

                                                              FISCAL YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  High Yield Bond (Inception Date - 3/26/01)
        Beginning AUV.......................................  $13.813
        Ending AUV..........................................  $12.511
        Ending Number of AUs................................  3,456
-------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 4/27/01)
        Beginning AUV.......................................  $12.245
        Ending AUV..........................................  $10.196
        Ending Number of AUs................................  257,170
-------------------------------------------------------------------------
  International Growth & Income (Inception Date - 2/22/01)
        Beginning AUV.......................................  $12.912
        Ending AUV..........................................  $10.743
        Ending Number of AUs................................  122,060
-------------------------------------------------------------------------
  MFS Growth & Income (Inception Date - 8/6/01)
        Beginning AUV.......................................  $20.088
        Ending AUV..........................................  $19.203
        Ending Number of AUs................................  748
-------------------------------------------------------------------------
  MFS Mid-Cap (Inception Date - 2/22/01)
        Beginning AUV.......................................  $16.501
        Ending AUV..........................................  $13.420
        Ending Number of AUs................................  10,072
-------------------------------------------------------------------------
  MFS Total Return (Inception Date - 2/22/01)
        Beginning AUV.......................................  $21.144
        Ending AUV..........................................  $21.225
        Ending Number of AUs................................  13,758
-------------------------------------------------------------------------
  Putnam Growth (Inception Date - 3/28/01)
        Beginning AUV.......................................  $20.386
        Ending AUV..........................................  $19.097
        Ending Number of AUs................................  4,413
-------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 2/22/01)
        Beginning AUV.......................................  $16.423
        Ending AUV..........................................  $15.021
        Ending Number of AUs................................  10,974
-------------------------------------------------------------------------
  Technology (Inception Date - 4/27/01)
        Beginning AUV.......................................  $4.454
        Ending AUV..........................................  $3.452
        Ending Number of AUs................................  4,384
-------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 5/17/01)
        Beginning AUV.......................................  $14.783
        Ending AUV..........................................  $14.299
        Ending Number of AUs................................  1,947
-------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the First SunAmerica Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                                    ISSUED BY

                          FS VARIABLE SEPARATE ACCOUNT

               (PORTION OF RELATING TO ADVISOR VARIABLE ANNUITY)


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:




                     First SunAmerica Life Insurance Company
                             Annuity Service Center

                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS

                                   MAY 1, 2002

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                        ----
Separate Account.................................................................................        3

General Account..................................................................................        3

Performance Data.................................................................................        4

Income Payments..................................................................................        8

Annuity Unit Values..............................................................................        9

Taxes............................................................................................       11

Distribution of Contracts........................................................................       15

Financial Statements.............................................................................       15

                                SEPARATE ACCOUNT

         FS Variable Separate Account (the "separate account") was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                                 GENERAL ACCOUNT

         The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


         For periods starting prior to the date the Variable Portfolios first became available through the separate account, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolios became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were -0.16% and -0.16%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period

         The value of an Accumulation Unit at the end of the period (EV) is determined by (1) adding to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to Accumulation Unit over the period, and (2) subtracting from the result charges allocable to the 7 day period (obtaining by multiplying the annually-based charges by the fraction 365/7.)

         The current yield is then obtained by annualizing the Base Period
Return:

         Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

         Effective Yield = [(Base Period Return + 1) 365/7 - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

         The total returns and the hypothetical adjusted historical performance of the various Variable Portfolios are shown below.

                                   FSA ADVISOR
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001





                                     SINCE SA                               SINCE
VARIABLE PORTFOLIO                   INCEPTION      1 YEAR      5 YEAR    INCEPTION
------------------                   ---------      ------      ------    ---------
ANCHOR SERIES TRUST
   Capital Appreciation               04/06/95      -13.91%      14.04%     17.61%
   Government & Quality Bond          05/03/95        5.31%       5.34%      5.76%
   Growth                             04/06/95      -14.40%      11.21%     14.35%

SUNAMERICA SERIES TRUST
   Aggressive Growth                  06/03/96      -32.71%       5.51%      5.74%
   Alliance Growth                    04/06/95      -15.29%      11.31%     16.71%
   Asset Allocation                   04/24/95       -4.29%       4.34%      7.76%
         Blue Chip Growth             01/04/01          N/A         N/A    -22.45%
   Corporate Bond                     04/12/95        5.93%       3.84%      4.78%
   Davis Venture Value                04/06/95      -12.67%       9.79%     14.02%
   Emerging Markets                   06/12/97       -3.19%         N/A     -9.01%
   Federated Value                    06/03/96       -3.81%       8.82%      9.25%
   Global Bond                        05/02/95        3.43%       5.13%      6.40%
   Global Equities                    05/22/95      -19.31%       3.06%      5.85%
   Goldman Sachs Research             01/09/01          N/A         N/A    -23.14%
   Growth-Income                      04/12/95      -17.18%      10.22%     13.97%
   Growth Opportunities               02/07/01          N/A         N/A    -31.80%
   High-Yield Bond                    05/08/95       -5.78%      -1.00%      1.71%
   International Divers. Equities     04/12/95      -25.11%      -2.00%      1.14%
   Internat'l Growth & Income         06/09/97      -23.39%         N/A      1.18%
   MFS Growth and Income              04/06/95      -17.31%       5.52%      9.21%
   MFS Mid-Cap Growth                 10/19/99      -23.78%         N/A      6.64%
   MFS Total Return                   05/08/95       -0.97%       9.41%     10.54%
   Putnam Growth                      04/06/95      -25.27%       5.93%      9.50%
   SunAmerica Balanced                06/03/96      -14.45%       6.54%      7.57%
         Technology                   01/19/01          N/A         N/A    -51.38%
   Worldwide High Income              05/02/95       -4.70%      -0.10%      5.31%


Total return figures are based on historical data and are not intended to indicate future performance.

                                   FSA ADVISOR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2001




                                  TRUST
                                PORTFOLIO                                       SINCE
VARIABLE PORTFOLIO              INCEPTION    1 YEAR     5 YEAR     10 YEAR    INCEPTION
------------------              ---------    ------     ------     -------    ---------
ANCHOR SERIES TRUST
   Capital Appreciation          03/23/87     -13.91%    14.04%     15.98%      13.77%
   Government & Quality Bond     09/05/84       5.31%     5.34%      5.20%       7.42%
   Growth                        09/05/84     -14.40%    11.21%     10.42%      11.93%

SUNAMERICA SERIES TRUST
   Aggressive Growth             06/03/96     -32.71%     5.51%        N/A       5.74%
   Alliance Growth               02/09/93     -15.29%    11.31%        N/A      14.23%
   Asset Allocation              07/01/93      -4.29%     4.34%                  7.58%
         Blue Chip Growth        07/05/00     -21.91%       N/A        N/A     -23.11%
   Corporate Bond                07/01/93       5.93%     3.84%        N/A       4.01%
   Davis Venture Value           10/28/94     -12.67%     9.79%        N/A      14.39%
   Emerging Markets              06/02/97      -3.19%       N/A        N/A      -8.86%
   Federated Value               06/03/96      -3.81%     8.82%        N/A       9.25%
   Global Bond                   07/01/93       3.43%     5.13%        N/A       5.43%
   Global Equities               02/09/93     -19.31%     3.06%        N/A       6.48%
   Goldman Sachs Research        07/05/00     -26.32%       N/A        N/A     -20.03%
   Growth-Income                 02/09/93     -17.18%    10.22%        N/A      11.75%
   Growth Opportunities          07/05/00     -34.23%       N/A        N/A     -30.69%
   High-Yield Bond               02/09/93      -5.78%    -1.00%        N/A       2.55%
   Internat'l Divers. Equities   10/28/94     -25.11%    -2.00%        N/A       0.27%
   Internat'l Growth & Income    06/02/97     -23.39%       N/A        N/A       1.58%
   MFS Growth & Income           02/09/93     -17.31%     5.52%        N/A       7.62%
   MFS Mid-Cap Growth            04/01/99     -23.78%       N/A        N/A      11.28%
   MFS Total Return              10/28/94      -0.97%     9.41%        N/A      11.05%
   Putnam Growth                 02/09/93     -25.27%     5.93%        N/A       7.55%
   SunAmerica Balanced           06/03/96     -14.45%     6.54%        N/A       7.57%
         Technology              07/05/00     -48.41%       N/A        N/A     -51.06%
   Worldwide High Income         10/28/94      -4.70%    -0.10%        N/A       5.10%


Total return figures are based on historical data and are not intended to indicate future performance.

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P(1+T)(n) = ERV

         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

         FS Variable Separate Account also funds another contract called Polaris Variable Annuity which has been in existence longer than the First SunAmerica Advisor Variable Annuity. Sales of First SunAmerica Advisor did not begin until December 29, 2000. The performance figures are based on historical data of the separate account and the Trusts, adjusted for the fees and charges applicable to the First SunAmerica Variable Annuity.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                   = 1.00174825

         Illustrative Example

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

         Illustrative Example

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

         P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

          First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

          Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

          Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

         Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

         The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

         An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

         If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

         The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

         Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

         Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

         Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

         Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under
Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

         Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish new 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) ELIGIBLE DEFERRED COMPENSATION PLANS - SECTION 457(B)

         Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

         For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.


                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through the distributor for the separate account, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The audited financial statements for First SunAmerica Life Insurance Company at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, and the audited financial statements of FS Variable Separate Account (Portion Relating to the Advisor Variable Annuity) at December 31, 2001 and for the year ended December 31, 2001, are presented in this Statement of Additional Information. The audited financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.



         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP will also serve as independent accountants for the separate account.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.



PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET


                                                            December 31,
                                                    ----------------------------
                                                           2001             2000
                                                    -----------      -----------
                                                           (In thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                    $    28,982      $    40,704
 Bonds, notes and redeemable preferred stocks
   available for sale, at fair value
   (amortized cost: December 2001, $1,122,577;
   December 2000, $1,269,340)                         1,128,203        1,237,469
 Common stocks available for sale,
   at fair value (cost: December 2001, $871;
   December 2000, $812)                                     544              785
 Mortgage loans                                         172,626          167,408
 Other invested assets                                   37,343           39,881
                                                    -----------      -----------
 Total investments and cash                           1,367,698        1,486,247

Variable annuity assets held in separate
   accounts                                             514,203          565,547
Accrued investment income                                12,312           14,809
Deferred acquisition costs                              100,182          124,451
Income taxes currently receivable from Parent                --            8,067
Deferred income taxes                                     1,947            7,914
Other assets                                              2,261            7,338
                                                    -----------      -----------
TOTAL ASSETS                                        $ 1,998,603      $ 2,214,373
                                                    ===========      ===========


LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
 Reserves for fixed annuity contracts               $ 1,024,830      $ 1,186,996
 Reserves for universal life insurance
   contracts                                            248,161          249,987
 Income taxes currently payable to Parent                 3,719               --
 Other liabilities                                       14,111           24,215
                                                    -----------      -----------
 Total reserves, payables
   and accrued liabilities                            1,290,821        1,461,198
                                                    -----------      -----------
Variable annuity liabilities related
   to separate accounts                                 514,203          565,547
                                                    -----------      -----------
Shareholder's equity:
 Common Stock                                             3,000            3,000
 Additional paid-in capital                             144,428          144,428
 Retained earnings                                       44,982           49,689
 Accumulated other comprehensive income (loss)            1,169           (9,489)
                                                    -----------      -----------
 Total shareholder's equity                             193,579          187,628
                                                    -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY          $ 1,998,603      $ 2,214,373
                                                    ===========      ===========



                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                              Years Ended December 31,
                                       ---------------------------------------
                                            2001           2000           1999
                                       ---------      ---------      ---------
                                                   (In thousands)
Investment income                      $ 100,216      $ 119,576      $ 125,423
                                       ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts               (51,320)       (65,097)       (76,114)
   Universal life insurance
      contracts                          (11,815)       (12,363)        (6,475)
                                       ---------      ---------      ---------
   Total interest expense                (63,135)       (77,460)       (82,589)
                                       ---------      ---------      ---------
NET INVESTMENT INCOME                     37,081         42,116         42,834
                                       ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES           (19,266)       (20,779)       (11,178)
                                       ---------      ---------      ---------

Fee income:
   Variable annuity fees                   8,041          9,140          6,600
   Universal life insurance
      fees, net                            3,400          2,166          1,115
   Surrender charges                       2,141          3,776          3,296
                                       ---------      ---------      ---------
TOTAL FEE INCOME                          13,582         15,082         11,011
                                       ---------      ---------      ---------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (3,605)        (4,792)        (5,247)
                                       ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                     (11,629)       (19,399)       (22,664)
                                       ---------      ---------      ---------
ANNUAL COMMISSIONS                          (724)          (619)          (450)
                                       ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS           (546)            (4)           (13)
                                       ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE
EFFECT OF ACCOUNTING CHANGE               14,893         11,605         14,293

Income tax expense                        (6,180)        (4,325)        (6,621)
                                       ---------      ---------      ---------
INCOME BEFORE CUMULATIVE EFFECT OF
ACCOUNTING CHANGE                          8,713          7,280          7,672
                                       ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING
CHANGE, NET OF TAX (Note 2)                 (520)            --             --
                                       ---------      ---------      ---------

NET INCOME                             $   8,193      $   7,280      $   7,672
                                       ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                Years Ended December 31,
                                           ----------------------------------
                                               2001         2000         1999
                                           --------     --------     --------
                                                   (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
   Net unrealized gains (losses)
     on debt and equity securities
     available for sale identified
     in the current period (net of
     income tax expense of $1,498
     and $4,855 and income tax benefit
     of $17,411 for the years ended
     December 31, 2001, 2000 and 1999,
      respectively)                        $  2,781     $  9,019     $(32,333)
   Less reclassification adjustment
      for net realized losses
      included in net income (net of
      income tax expense of $4,242,
      $5,433 and $661 for the years
      ended December 31, 2001, 2000
      and 1999, respectively)                 7,877       10,089        1,226
                                           --------     --------     --------
OTHER COMPREHENSIVE INCOME (LOSS)            10,658       19,108      (31,107)
                                           --------     --------     --------
COMPREHENSIVE INCOME (LOSS)                $ 18,851     $ 26,388     $(23,435)
                                           ========     ========     ========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS


                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                           $   8,193      $   7,280      $   7,672
   Adjustments to reconcile net income to net
     cash provided by operating activities:
        Cumulative effect of
          accounting change, net of tax                       520             --             --
        Interest credited to:
          Fixed annuity contracts                          51,320         65,097         76,114
          Universal life insurance
             contracts                                     11,815         12,363          6,475
        Net realized investment
          losses                                           19,266         20,779         11,178
     Accretion of net
          discounts on investments                         (2,999)        (4,538)        (4,123)
     Amortization of goodwill                                  --             --            691
     Provision for deferred
          income taxes                                        507             73         (5,317)
   Change in:
        Accrued investment income                           2,497          9,267         (5,907)
        Deferred acquisition costs                          3,469         10,286          5,381
        Income taxes currently receivable/
          payable from Parent                              11,786         (1,429)       (16,782)
        Other liabilities                                  (8,447)        (1,938)        22,625
        Other, net                                          1,100            868         (1,042)
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                              99,027        118,108         96,965
                                                        ---------      ---------      ---------
CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock         (266,757)       (33,317)      (497,462)
   Mortgage loans                                         (31,540)        (7,158)       (66,338)
   Common stock                                               (58)          (813)            --
   Other investments, excluding
        short-term investments                               (229)            --             --
Sales of:
     Bonds, notes and redeemable preferred stock          246,769        171,702        399,790
     Other investments, excluding
        short-term investments                                 42            487            914
Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock          149,150        162,464         73,380
     Mortgage loans                                        26,813         51,998         31,188
     Other investments, excluding
        short-term investments                              2,767          2,324            580
Short-term investments received
     from (transferred to) AIG SunAmerica
     Life Assurance Company in assumption
     reinsurance transaction with MBL Life
     Assurance Corporation                                     --        (16,741)       371,634
                                                        ---------      ---------      ---------
NET CASH PROVIDED BY INVESTING ACTIVITIES               $ 126,957      $ 330,946      $ 313,686
                                                        ---------      ---------      ---------


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                               Years Ended December 31,
                                                        ---------------------------------------
                                                           2001           2000          1999
                                                        ---------      ---------      ---------
                                                                     (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts                           $  66,463      $  41,365      $  36,249
      Universal life insurance
         contracts                                         10,466         10,931          4,790
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                                           (33,539)       (47,090)       (37,223)
   Withdrawal payments on:
      Fixed annuity contracts                            (207,166)      (355,023)      (350,019)
      Universal life insurance
         contracts                                        (11,565)       (17,541)       (13,781)
   Claims and annuity payments on:
      Fixed annuity contracts                             (30,242)       (33,171)       (31,906)
      Universal life insurance
         contracts                                        (17,567)       (28,611)        (7,877)
   Net repayments of other short-term
      financings                                           (1,656)        (8,560)            --
   Dividend paid to Parent                                (12,900)            --             --
                                                        ---------      ---------      ---------
NET CASH USED IN
   FINANCING ACTIVITIES                                  (237,706)      (437,700)      (399,767)
                                                        ---------      ---------      ---------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                             (11,722)        11,354         10,884

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                  40,704         29,350         18,466
                                                        ---------      ---------      ---------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $  28,982      $  40,704      $  29,350
                                                        =========      =========      =========

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Income taxes paid to (received from) Parent, net     $  (6,113)     $   5,681      $  28,720
                                                        =========      =========      =========


                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income and net realized investment losses and fee income by primary product line or service are as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                              2001        2000        1999
                                           -------     -------     -------
                                                   (In thousands)
Net investment income and
        net realized investment
          losses on fixed
          rate products                    $17,815     $21,337     $31,656
                                           -------     -------     -------
Fee income:
        Variable annuity fees                8,041       9,140       6,600
        Universal life insurance
          fees                               3,400       2,166       1,115
        Surrender charges, principally
          fixed-rate products                2,141       3,776       3,296
                                           -------     -------     -------
        Total fee income                    13,582      15,082      11,011
                                           -------     -------     -------
Total                                      $31,397     $36,419     $42,667
                                           =======     =======     =======

Substantially all of the Company's revenues are derived from the United States. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two independent selling organizations in the annuity operations represented approximately 35.7% and 8.3% of sales in the year ended December 31, 2001, approximately 13.7% and 10.8% of sales in the year ended December 31, 2000 and approximately 19.3% and 11.1% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for more than 10% of sales for any such period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

1.      NATURE OF OPERATIONS (Continued)

        The Company is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"), which is a wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder reserves upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in value are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is reduced by impairment provisions, and policy loans, which are carried at unpaid balances.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $8,159,000 and $9,944,000 for the years ended December 31, 2001, and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $3,500,000 and increased by $17,300,000 at December 31, 2001 and 2000, respectively, for this adjustment.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
        Reserves for fixed annuity and universal life insurance contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

        FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income as earned.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and became effective for the Company on January 1, 2001. Because of the Company's minimal use of derivatives, the new Statement has no impact on either the earnings or the financial position of the Company at December 31, 2001.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.      ACQUISITION

        On December 31, 1998, AIG SALAC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, AIG SALAC acquired assets having an aggregate fair value of $5,718,227,000 composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company via an assumption reinsurance agreement. As part of this acquisition, invested assets equal to $678,272,000, universal life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were assumed by the Company. On a pro forma basis, assuming the MBL Life acquisition had been consummated on January 1 1999, the beginning of the earliest period presented here, investment income would have been $150,619,000 for the year ended December 31, 1999. Net income would have been $9,364,000 for the year ended December 31, 1999. The $128,420,000 purchase price was allocated between the Company and AIG SALAC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

        As part of the Acquisition, AIG SALAC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the AIG SALAC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to AIG SALAC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on June 30, 2001 and January 1, 2000 amounted to $4,369,000 and $4,911,000 respectively and were either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2001 and 2000. The Company's reserve for the remaining payments totaled $8,435,000 at December 31, 2001.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                               $    1,996     $    1,993
        Mortgage-backed securities                    494,719        503,999
        Securities of public utilities                 53,423         53,817
        Corporate bonds and notes                     417,318        415,343
        Other debt securities                         155,121        153,051
                                                   ----------     ----------
          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                               $      520     $      521
        Mortgage-backed securities                    557,060        556,929
        Securities of public utilities                 25,290         25,384
        Corporate bonds and notes                     491,898        460,152
        Other debt securities                         194,572        194,483
                                                   ----------     ----------
          Total                                    $1,269,340     $1,237,469
                                                   ==========     ==========

        The amortized cost and estimated fair value of bonds and notes by contractual maturity, as of December 31, 2001, follow:

                                                                   Estimated
                                                    Amortized           Fair
                                                         Cost          Value
                                                   ----------     ----------
                                                        (In thousands)
        Due in one year or less                    $   20,898     $   21,235
        Due after one year through five years         231,757        240,559
        Due after five years through ten years        274,434        264,327
        Due after ten years                           100,769         98,083
        Mortgage-backed securities                    494,719        503,999
                                                   ----------     ----------

          Total                                    $1,122,577     $1,128,203
                                                   ==========     ==========

        Actual maturities of bonds and notes may differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                   Gross          Gross
                                               Unrealized    Unrealized
                                                    Gains        Losses
                                               ----------    ----------
                                                     (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                             $     --      $     (3)
        Mortgage-backed securities                 11,270        (1,990)
        Securities of public utilities                810          (416)
        Corporate bonds and notes                  13,903       (15,878)
        Other debt securities                         914        (2,984)
                                                 --------      --------
          Total                                  $ 26,897      $(21,271)
                                                 ========      ========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                             $      1      $     --
        Mortgage-backed securities                  6,238        (6,369)
        Securities of public utilities                286          (192)
        Corporate bonds and notes                   4,857       (36,603)
        Other debt securities                       3,203        (3,292)
                                                 --------      --------
          Total                                  $ 14,585      $(46,456)
                                                 ========      ========

        Gross unrealized gains on equity securities aggregated $12,000 and $6,000 at December 31, 2001 and 2000, respectively. Gross unrealized losses on equity securities aggregated $339,000 and $34,000 at December 31, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $   8,220      $   3,221      $   6,040
          Realized losses                 (10,222)        (3,147)        (9,688)

        OTHER INVESTMENTS:
          Realized gains                       42             --            164
          Realized losses                      --            (48)            --

        IMPAIRMENT WRITEDOWNS             (17,306)       (20,805)        (7,694)
                                        ---------      ---------      ---------

          Total net realized
          investment losses             $ (19,266)     $ (20,779)     $ (11,178)
                                        =========      =========      =========

        The sources and related amounts of investment income are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   1,661      $   1,671      $   4,795
        Bonds and notes                    83,449         99,241        103,503
        Mortgage loans                     14,068         17,547         17,139
        Other invested assets               3,022          3,127          1,839
                                        ---------      ---------      ---------

        Gross investment income           102,200        121,586        127,276
        Less: investment expenses          (1,984)        (2,010)        (1,853)
                                        ---------      ---------      ---------

        Total investment income         $ 100,216      $ 119,576      $ 125,423
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.      INVESTMENTS (Continued)

        No investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity at December 31, 2001.

        At December 31, 2001, mortgage loans were collateralized by properties located in 32 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 13% by properties located in Michigan, approximately 7% by properties located in New York and Wisconsin and no more than 5% of the portfolio was secured by properties located in any other single state.

        At December 31, 2001, bonds and notes included $54,480,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 25 industries with 19% of these assets concentrated in media cable, 18% concentrated in telecommunications, and 9% concentrated in transportation services. No other industry concentration constituted more than 5% of these assets.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $3,377,000 which approximates its estimated fair value.

        At December 31, 2001, $558,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        The estimated fair values of the Company's financial instruments at December 31, 2001 and December 31, 2000, compared with their respective carrying values, are as follows:

                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   28,982     $   28,982
          Bonds and notes                           1,128,203      1,128,203
          Mortgage loans                              172,626        181,276
          Policy Loans                                 37,343         37,343
          Common Stock                                    544            544
          Variable annuity assets held in
             separate accounts                        514,203        514,203

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,024,830     $  979,473
          Variable annuity liabilities related
             to separate accounts                     514,203        514,203

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

               5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)



                                                     Carrying           Fair
                                                        Value          Value
                                                   ----------     ----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   40,704     $   40,704
          Bonds and notes                           1,237,469      1,237,469
          Mortgage loans                              167,408        172,600
          Policy loans                                 39,881         39,881
          Common stock                                    785            785
          Variable annuity assets held in
             separate accounts                        565,547        565,547

        LIABILITIES:
          Reserves for fixed annuity contracts     $1,186,996     $1,115,964
          Variable annuity liabilities related
             to separate accounts                     565,547        565,547

6.      REINSURANCE

        With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $1,090,000 was taken against the life insurance reserves.

7.      COMMITMENTS AND CONTINGENT LIABILITIES

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company with the potential exception of McMurdie et al. v. SunAmerica Inc. et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

        In the ordinary course of business, the Company is obligated to purchase approximately $11,000,000 of asset backed securities as of December 31, 2001. The expiration dates of these commitments are as follows:
        $7,000,000 in 2003 and $4,000,000 in 2004.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2001 and December 31, 2000, 300 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                 Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        ADDITIONAL PAID-IN
          CAPITAL:
          Beginning balances            $ 144,428      $ 144,428      $ 144,428
                                        ---------      ---------      ---------
        Ending balances                 $ 144,428      $ 144,428      $ 144,428
                                        =========      =========      =========
        RETAINED EARNINGS:
          Beginning balances            $  49,689      $  42,409      $  34,737
          Net income                        8,193          7,280          7,672
          Dividend paid to Parent         (12,900)            --             --
                                        ---------      ---------      ---------
        Ending balances                 $  44,982      $  49,689      $  42,409
                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE INCOME
          (LOSS):
             Beginning balances         $  (9,489)     $ (28,597)     $   2,510
             Change in net
                unrealized gains
                (losses) on bonds
                and notes available
                for sale                   37,497         32,324        (83,948)
             Change in net
                unrealized gains
                (losses) on equity
                securities                   (300)           (27)            (9)
             Change in adjustment
                to deferred
                acquisition costs         (20,800)        (2,900)        36,100
             Tax effects of net
                changes                    (5,739)       (10,289)        16,750
                                        ---------      ---------      ---------
        Ending balances                 $   1,169      $  (9,489)     $ (28,597)
                                        =========      =========      =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. The Company paid a dividend of $12,900,000 to its Parent on April 2, 2001. Currently, the maximum amount of dividends which can be paid to stockholders in the year 2002 without prior approval, would be 10% of the Company's December 31, 2001 surplus, or $11,921,000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2001, 2000 and 1999 was approximately $4,525,000, $21,597,000 and $14,210,000, respectively. The Company's statutory capital and surplus totaled approximately $122,209,000 at December 31, 2001, $132,289,000 at December 31, 2000 and $111,338,000 at December 31,
        1999.

        In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification"). Codification is effective January 1, 2001 and replaces the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting practices. Codification has been adopted by all fifty states as the prescribed basis of accounting. New York, however, has made certain modifications (e.g., no deferred taxes will be recorded for companies domiciled in the State of New York). The adoption of Codification resulted in a decrease to the Company's statutory surplus of approximately $14,247,000.

9.      INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                  Net realized
                                    Investment
                                Gains (Losses)   Operations       Total
                                --------------   ----------     -------
                                            (In thousands)
        December 31, 2001:

        Currently payable              $(2,149)     $ 7,822     $ 5,673
        Deferred                        (5,371)       5,878         507
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,520)     $13,700     $ 6,180
                                       =======      =======     =======

        December 31, 2000:

        Currently payable              $(1,751)     $ 6,003     $ 4,252
        Deferred                        (5,960)       6,033          73
                                       -------      -------     -------
          Total income tax expense
             (benefit)                 $(7,711)     $12,036     $ 4,325
                                       =======      =======     =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

                                   Net realized
                                     Investment
                                 Gains (Losses)    Operations        Total
                                 --------------    ----------     --------
                                            (In thousands)
        December 31, 1999:

        Currently payable              $  2,345      $  9,593     $ 11,938
        Deferred                         (6,772)        1,455       (5,317)
                                       --------      --------     --------
          Total income tax expense
          (benefit)                    $ (4,427)     $ 11,048     $  6,621
                                       ========      ========     ========

        Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                        Years Ended December 31,
                                                  ---------------------------------
                                                     2001         2000         1999
                                                  -------      -------      -------
                                                           (In thousands)
        Amount computed at
          statutory rate                          $ 5,213      $ 4,062      $ 4,984
        Increases (decreases) resulting from:
             Amortization of
                differences
                between book and
                tax bases of net
                assets acquired                        --           --          223
             State income taxes,
                net of federal
                tax benefit                           795          541        1,817
             Dividends received
                deduction                            (509)        (837)        (263)
             Other, net                               681          559         (140)
                                                  -------      -------      -------
             Total income tax
                expense                           $ 6,180      $ 4,325      $ 6,621
                                                  =======      =======      =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.      INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                          2001          2000
                                                      --------      --------
                                                          (In thousands)
        DEFERRED TAX LIABILITIES:
          Deferred acquisition costs                  $ 19,073      $ 21,979
          Other liabilities                              4,838           100
          Net unrealized gains on debt and
             equity securities available for sale          630            --
                                                      --------      --------

          Total deferred tax liabilities                24,541        22,079
                                                      --------      --------

        DEFERRED TAX ASSETS:
          Contractholder reserves                      (12,910)      (10,665)
          Net unrealized losses on debt and
             equity securities available for sale           --        (5,110)
          Other assets                                 (13,578)      (14,218)
                                                      --------      --------
          Total deferred tax assets                    (26,488)      (29,993)
                                                      --------      --------
          Deferred income taxes                       $ (1,947)     $ (7,914)
                                                      ========      ========

        In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.     RELATED-PARTY MATTERS

        The Company pays commissions to seven affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $1,332,000 in the year ended December 31, 2001, $2,058,000 in the year ended December 31, 2000 and $1,976,000 in the year ended December 31, 1999. These broker-dealers represent a significant portion of the Company's business, amounting to 17.4%, 30.5% and 37.5% of premiums for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $6,469,000 for the year ended December 31, 2001, $8,229,000 for the year ended December 31, 2000 and $7,959,000 for the year ended December 31, 1999. The marketing components of such costs during these periods amounted to $1,930,000, $3,581,000 and $2,907,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

        During the year ended December 31, 2001, the Company distributed a $12,900,000 dividend payment to its Parent (See Note 8).

        During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to AIG SALAC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 3).

        During the year ended December 31, 1999 AIG SALAC transferred short-term investments, bonds and policy loans to the Company with an aggregate fair value of $678,272,000 as part of the transfer of the New York Business from the Acquisition (See Note 3).

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account (Portion Relating to the ADVISOR Variable Annuity).

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account (Portion Relating to the ADVISOR Variable Annuity), a separate account of First SunAmerica Life Insurance Company (the "Separate Account"), at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California

March 25, 2002

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001



                                                Government
                                   Capital          and                    Aggressive      Alliance       Asset       Blue Chip
                                 Appreciation  Quality Bond    Growth        Growth        Growth       Allocation     Growth
                                   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                 ------------  ------------   ---------    ----------     ---------     ----------    ---------
Assets:
    Investments in Anchor
        Series Trust,
        at market value            $138,575      $306,855      $ 13,459      $      0      $      0      $      0      $      0
    Investments in SunAmerica
       Series Trust,
       at market value                    0             0             0        53,995       140,241        77,583            49
Liabilities                               0             0             0             0             0             0             0
                                   --------      --------      --------      --------      --------      --------      --------
Net Assets                         $138,575      $306,855      $ 13,459      $ 53,995      $140,241      $ 77,583      $     49
                                   ========      ========      ========      ========      ========      ========      ========
Accumulation units
  outstanding                         4,093        19,988           495         3,958         4,300         4,168             7
                                   ========      ========      ========      ========      ========      ========      ========
Unit value of
  accumulation units               $  33.86      $  15.33      $  27.21      $  13.65      $  32.62      $  18.61      $   6.69
                                   ========      ========      ========      ========      ========      ========      ========


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)



                                   Cash        Corporate   Davis Venture   Emerging      Federated       Global        Global
                                 Management      Bond          Value        Markets        Value          Bond        Equities
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                 ----------    ----------  -------------   ----------    ----------    ----------    ----------
Assets:
    Investments in Anchor
        Series Trust,
        at market value          $        0    $        0    $        0    $        0    $        0    $        0    $        0
    Investments in SunAmerica
        Series Trust,
        at market value           7,229,694        70,369       316,888     1,300,180        96,301        22,193        15,059
Liabilities                               0             0             0             0             0             0             0
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net Assets                       $7,229,694    $   70,369    $  316,888    $1,300,180    $   96,301    $   22,193    $   15,059
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========
Accumulation units
        outstanding                 553,627         5,037        12,075       198,861         5,880         1,416           862
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========
Unit value of
        accumulation units       $    13.06    $    13.97    $    26.25    $     6.54    $    16.38    $    15.68    $    17.47
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========



                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)



                                    Goldman                                     International
                                     Sachs           Growth-        High-Yield    Diversified    International     MFS Growth
                                    Research         Income           Bond         Equities     Growth & Income      & Income
                                   Portfolio        Portfolio       Portfolio      Portfolio       Portfolio        Portfolio
                                   ----------      ----------      ----------   -------------   ---------------    ----------
Assets:
    Investments in Anchor
        Series Trust, at
        market value               $        0      $        0      $        0      $        0      $        0      $        0
    Investments in SunAmerica
        Series Trust,
       at market value                 25,205         123,085          43,240       2,622,298       1,311,786          14,363
Liabilities                                 0               0               0               0               0               0
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net Assets                         $   25,205      $  123,085      $   43,240      $2,622,298      $1,311,786      $   14,363
                                   ==========      ==========      ==========      ==========      ==========      ==========
Accumulation units
        outstanding                     3,512           4,585           3,456         257,170         122,060             748
                                   ==========      ==========      ==========      ==========      ==========      ==========
Unit value of accumulation
        units                      $     7.17      $    26.85      $    12.51      $    10.20      $    10.74      $    19.20
                                   ==========      ==========      ==========      ==========      ==========      ==========


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)




                                MFS Mid-Cap       MFS         Putnam       SunAmerica                  Worldwide
                                  Growth      Total Return    Growth       Balanced     Technology    High Income
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio        TOTAL
                                -----------   ------------  -----------   -----------   -----------   -----------     ---------
Assets:
    Investments in Anchor
        Series Trust,
        at market value         $         0   $         0   $         0   $         0   $         0   $         0     $ 458,889
    Investments in SunAmerica
        Series Trust,
       at market value              135,166       291,471        84,225       164,773        15,145        27,839    14,181,148
Liabilities                               0             0             0             0             0             0             0
                                -----------   -----------   -----------   -----------   -----------   -----------     ---------
Net Assets                      $   135,166   $   291,471   $    84,225   $   164,773   $    15,145   $    27,839   $14,640,037
                                ===========   ===========   ===========   ===========   ===========   ===========     =========
Accumulation units
        outstanding                  10,072        13,758         4,413        10,974         4,384         1,947
                                ===========   ===========   ===========   ===========   ===========   ===========
Unit value of accumulation
        units                   $     13.42   $     21.22   $     19.10   $     15.02   $      3.45   $     14.30
                                ===========   ===========   ===========   ===========   ===========   ===========



                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001



                                                             Market Value         Market
Variable Accounts                           Shares            Per Share            Value                 Cost
                                          ---------          ------------      --------------       --------------
ANCHOR SERIES TRUST:
    Capital Appreciation
        Portfolio                             4,679            $   29.61       $      138,575       $      153,379
    Government and Quality
        Bond Portfolio                       20,773                14.77              306,855              306,498
    Growth Portfolio                            539                24.96               13,459               14,602
                                                                               --------------       --------------
                                                                                      458,889              474,479
                                                                               --------------       --------------
SUNAMERICA SERIES TRUST:
    Aggressive Growth
        Portfolio                             5,965                 9.05               53,995               74,026
    Alliance Growth Portfolio                 6,874                20.40              140,241              153,822
    Asset Allocation Portfolio                5,962                13.01               77,583               83,391
    Blue Chip Growth Portfolio                    7                 6.88                   49                   47
    Cash Management Portfolio               654,175                11.05            7,229,694            7,232,150
    Corporate Bond Portfolio                  6,347                11.09               70,369               71,433
    Davis Venture Value
        Portfolio                            14,902                21.27              316,888              368,487
    Emerging Market Portfolio               196,585                 6.61            1,300,180            1,262,162
    Federated Value Portfolio                 6,356                15.15               96,301              101,003
    Global Bond Portfolio                     2,092                10.61               22,193               23,014
    Global Equities Portfolio                 1,344                11.20               15,059               17,253
    Goldman Sachs Research
        Portfolio                             3,450                 7.30               25,205               30,676
    Growth-Income Portfolio                   5,544                22.20              123,085              123,390
    High-Yield Bond Portfolio                 6,206                 6.97               43,240               51,002
    International Diversified
        Equities Portfolio                  343,977                 7.62            2,622,298            2,569,847
    International Growth &
        Income Portfolio                    138,899                 9.44            1,311,786            1,279,323
    MFS Growth & Income
        Portfolio                             1,307                10.99               14,363               15,174
    MFS Mid Cap Growth
        Portfolio                            12,331                10.96              135,166              174,639
    MFS Total Return
        Portfolio                            18,839                15.47              291,471              290,608
    Putnam Growth Portfolio                   5,482                15.36               84,225               96,330
    SunAmerica Balanced
        Portfolio                            11,485                14.35              164,773              181,284
    Technology Portfolio                      4,291                 3.53               15,145               20,465
    Worldwide High Income
        Portfolio                             3,654                 7.62               27,839               32,018
                                                                               --------------       --------------
                                                                                   14,181,148           14,251,544
                                                                               --------------       --------------
                                                                               $   14,640,037       $   14,726,023
                                                                               ==============       ==============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001


                                               Government
                                   Capital          and                    Aggressive      Alliance       Asset       Blue Chip
                                 Appreciation  Quality Bond    Growth        Growth        Growth       Allocation     Growth
                                   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                 ------------  ------------   ---------    ----------     ---------     ----------    ---------
Investment income:
    Dividends and capital
        gains distributions        $ 17,891      $ 12,265      $  1,094      $ 13,909      $ 10,899      $  4,317      $      0
                                   --------      --------      --------      --------      --------      --------      --------
        Total investment
           income                    17,891        12,265         1,094        13,909        10,899         4,317             0
                                   --------      --------      --------      --------      --------      --------      --------
Expenses:
    Mortality and Expense
        Risk Charge                    (499)       (2,229)          (47)         (411)         (933)         (585)            0
    Distribution expense
        charge                          (55)         (244)           (5)          (45)         (102)          (64)            0
                                   --------      --------      --------      --------      --------      --------      --------
        Total expenses                 (554)       (2,473)          (52)         (456)       (1,035)         (649)            0
                                   --------      --------      --------      --------      --------      --------      --------
Net investment income (loss)         17,337         9,792         1,042        13,453         9,864         3,668             0
                                   --------      --------      --------      --------      --------      --------      --------
Net realized gains (losses)
        from securities
        transactions:
    Proceeds from shares sold         7,803     1,269,666           159        14,529        10,088           712           217
    Cost of shares sold             (10,386)   (1,275,460)         (167)      (18,380)      (11,995)         (757)         (226)
                                   --------      --------      --------      --------      --------      --------      --------
Net realized gains (losses)
        from securities
        transactions                 (2,583)       (5,794)           (8)       (3,851)       (1,907)          (45)           (9)
                                   --------      --------      --------      --------      --------      --------      --------
Net unrealized appreciation
        (depreciation) of
        investments:
    Beginning of period                   0             0             0             0             0             0             0
    End of period                   (14,804)          357        (1,143)      (20,031)      (13,581)       (5,808)            2
                                   --------      --------      --------      --------      --------      --------      --------
Change in net unrealized
        appreciation
        (depreciation) of
        investments                 (14,804)          357        (1,143)      (20,031)      (13,581)       (5,808)            2
                                   --------      --------      --------      --------      --------      --------      --------
Increase (decrease) in net
        assets from operations     $    (50)     $  4,355      $   (109)     $(10,429)     $ (5,624)     $ (2,185)     $     (7)
                                   ========      ========      ========      ========      ========      ========      ========



                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                   Cash        Corporate   Davis Venture   Emerging      Federated       Global        Global
                                 Management      Bond          Value        Markets        Value          Bond        Equities
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                 ----------    ----------  -------------   ----------    ----------    ----------    ----------
Investment income:
    Dividends and capital
        gains distributions      $    8,559    $    2,112    $   43,837    $      169    $    2,956    $      854    $    1,256
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
        Total investment
           income                     8,559         2,112        43,837           169         2,956           854         1,256
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Expenses:
    Mortality and Expense
        Risk Charge                  (3,764)         (331)       (2,014)         (294)         (490)          (99)          (96)
    Distribution expense
        charge                         (412)          (36)         (221)          (32)          (54)          (11)          (11)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
        Total expenses               (4,176)         (367)       (2,235)         (326)         (544)         (110)         (107)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net investment income (loss)          4,383         1,745        41,602          (157)        2,412           744         1,149
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net realized gains (losses)
        from securities
        transactions:
    Proceeds from shares sold       220,057         9,622        16,352           270         1,249        16,130           122
    Cost of shares sold            (222,126)       (9,499)      (19,209)         (270)       (1,400)      (16,050)         (142)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net realized gains (losses)
        from securities
        transactions                 (2,069)          123        (2,857)            0          (151)           80           (20)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net unrealized appreciation
        (depreciation) of
        investments:
        Beginning of period               0             0             0             0             0             0             0
        End of period                (2,456)       (1,064)      (51,599)       38,018        (4,702)         (821)       (2,194)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Change in net unrealized
        appreciation
        (depreciation) of
        investments                  (2,456)       (1,064)      (51,599)       38,018        (4,702)         (821)       (2,194)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net
        assets from operations   $     (142)   $      804    $  (12,854)   $   37,861    $   (2,441)   $        3    $   (1,065)
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)


                                    Goldman                                     International
                                     Sachs           Growth-        High-Yield    Diversified    International     MFS Growth
                                    Research         Income           Bond         Equities     Growth & Income      & Income
                                   Portfolio        Portfolio       Portfolio      Portfolio       Portfolio        Portfolio
                                   ----------      ----------      ----------   -------------   ---------------    ----------
Investment income:
    Dividends and capital
      gains distributions          $        0      $    4,174      $    5,148      $    4,170      $      584      $      515
                                   ----------      ----------      ----------      ----------      ----------      ----------
        Total investment
           income                           0           4,174           5,148           4,170             584             515
                                   ----------      ----------      ----------      ----------      ----------      ----------
Expenses:
    Mortality and Expense
      Risk Charge                        (242)           (468)           (356)           (895)           (424)            (61)
    Distribution expense
      charge                              (26)            (51)            (39)            (98)            (46)             (7)
                                   ----------      ----------      ----------      ----------      ----------      ----------
        Total expenses                   (268)           (519)           (395)           (993)           (470)            (68)
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net investment income (loss)             (268)          3,655           4,753           3,177             114             447
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net realized gains (losses)
      from securities
      transactions:
        Proceeds from shares sold         268       1,256,116          12,092             815          15,422              84
        Cost of shares sold              (312)     (1,257,992)        (12,568)           (859)        (16,913)            (91)
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net realized gains (losses)
      from securities
      transactions                        (44)         (1,876)           (476)            (44)         (1,491)             (7)
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net unrealized appreciation
      (depreciation) of
      investments:
        Beginning of period                 0               0               0               0               0               0
        End of period                  (5,471)           (305)         (7,762)         52,451          32,463            (811)
                                   ----------      ----------      ----------      ----------      ----------      ----------
Change in net unrealized
      appreciation
      (depreciation) of
      investments                      (5,471)           (305)         (7,762)         52,451          32,463            (811)
                                   ----------      ----------      ----------      ----------      ----------      ----------
Increase (decrease) in net
      assets from operations       $   (5,783)     $    1,474      $   (3,485)     $   55,584      $   31,086      $     (371)
                                   ==========      ==========      ==========      ==========      ==========      ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)



                                MFS Mid-Cap       MFS         Putnam       SunAmerica                  Worldwide
                                  Growth      Total Return    Growth       Balanced     Technology    High Income
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio        TOTAL
                                -----------   ------------  -----------   -----------   -----------   -----------     ---------
Investment income:
    Dividends and capital
      gains distributions       $    22,054   $    13,153   $     3,149   $     7,817   $         0   $     3,666   $   184,548
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
        Total investment income      22,054        13,153         3,149         7,817             0         3,666       184,548
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Expenses:
    Mortality and Expense
      Risk Charge                    (1,043)       (1,920)         (594)       (1,350)         (147)         (207)      (19,499)
    Distribution expense
      charge                           (114)         (210)          (65)         (148)          (16)          (23)       (2,135)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
        Total expenses               (1,157)       (2,130)         (659)       (1,498)         (163)         (230)      (21,634)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)         20,897        11,023         2,490         6,319          (163)        3,436       162,914
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses)
      from securities
      transactions:
        Proceeds from shares
           sold                      11,483     1,257,860        17,651         1,411           163           536     4,140,877
        Cost of shares sold         (12,535)   (1,261,988)      (18,587)       (1,507)         (209)         (581)   (4,170,209)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses)
      from securities
      transactions                   (1,052)       (4,128)         (936)          (96)          (46)          (45)      (29,332)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation
      (depreciation) of
      investments:
        Beginning of period               0             0             0             0             0             0             0
        End of period               (39,473)          863       (12,105)      (16,511)       (5,320)       (4,179)      (85,986)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized
      appreciation
      (depreciation) of
      investments                   (39,473)          863       (12,105)      (16,511)       (5,320)       (4,179)      (85,986)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
      assets from operations    $   (19,628)  $     7,758   $   (10,551)  $   (10,288)  $    (5,529)  $      (788)  $    47,596
                                ===========   ===========   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001



                                               Government
                                   Capital          and                    Aggressive      Alliance       Asset       Blue Chip
                                 Appreciation  Quality Bond    Growth        Growth        Growth       Allocation     Growth
                                   Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                 ------------  ------------   ---------    ----------     ---------     ----------    ---------
INCREASE IN NET ASSETS:
From operations:
    Net investment income
      (loss)                       $ 17,337      $  9,792      $  1,042      $ 13,453      $  9,864      $  3,668      $      0
    Net realized gains
      (losses) from
      securities transactions        (2,583)       (5,794)           (8)       (3,851)       (1,907)          (45)           (9)
    Change in net unrealized
      appreciation
      (depreciation) of
      investments                   (14,804)          357        (1,143)      (20,031)      (13,581)       (5,808)            2
                                   --------      --------      --------      --------      --------      --------      --------
        Increase (decrease)
           in net assets
           from operations              (50)        4,355          (109)      (10,429)       (5,624)       (2,185)           (7)
                                   --------      --------      --------      --------      --------      --------      --------
From capital transactions:
    Net proceeds from units
      sold                          125,845     1,559,483        13,532        75,112       140,844        79,850             8
    Cost of units redeemed           (7,292)       (3,377)            0        (7,657)       (6,993)            0             0
    Net transfers                    20,072    (1,253,606)           36        (3,031)       12,014           (82)           48
                                   --------      --------      --------      --------      --------      --------      --------
        Increase in net
           assets from
           capital
           transactions             138,625       302,500        13,568        64,424       145,865        79,768            56
                                   --------      --------      --------      --------      --------      --------      --------
Increase in net assets              138,575       306,855        13,459        53,995       140,241        77,583            49
Net assets at beginning of
      period                              0             0             0             0             0             0             0
                                   --------      --------      --------      --------      --------      --------      --------
Net assets at end of period        $138,575      $306,855      $ 13,459      $ 53,995      $140,241      $ 77,583      $     49
                                   ========      ========      ========      ========      ========      ========      ========
ANALYSIS OF INCREASE
    IN UNITS OUTSTANDING:
    Units sold                        3,692       102,582           493         4,689         4,146         4,172             1
    Units redeemed                     (238)         (225)            0          (578)         (231)            0             0
    Units transferred                   639       (82,369)            2          (153)          385            (4)            6
                                   --------      --------      --------      --------      --------      --------      --------
Increase in units outstanding         4,093        19,988           495         3,958         4,300         4,168             7
Beginning units                           0             0             0             0             0             0             0
                                   --------      --------      --------      --------      --------      --------      --------
Ending units                          4,093        19,988           495         3,958         4,300         4,168             7
                                   ========      ========      ========      ========      ========      ========      ========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)



                                    Goldman                                     International
                                     Sachs           Growth-        High-Yield    Diversified    International     MFS Growth
                                    Research         Income           Bond         Equities     Growth & Income      & Income
                                   Portfolio        Portfolio       Portfolio      Portfolio       Portfolio        Portfolio
                                   ----------      ----------      ----------   -------------   ---------------    ----------
INCREASE IN NET ASSETS:
From operations:
     Net investment income
      (loss)                       $     (268)     $    3,655      $    4,753      $    3,177      $      114      $      447
     Net realized gains
      (losses) from
      securities transactions             (44)         (1,876)           (476)            (44)         (1,491)             (7)
     Change in net unrealized
        appreciation
        (depreciation) of
        investments                    (5,471)           (305)         (7,762)         52,451          32,463            (811)
                                   ----------      ----------      ----------      ----------      ----------      ----------
         Increase (decrease)
           in net assets from
           operations                  (5,783)          1,474          (3,485)         55,584          31,086            (371)
                                   ----------      ----------      ----------      ----------      ----------      ----------
From capital transactions:
     Net proceeds from units
      sold                                  0       1,365,757          54,040       1,289,561          36,333          13,491
     Cost of units redeemed                 0            (776)         (1,591)              0          (3,060)            (21)
     Net transfers                     30,988      (1,243,370)         (5,724)      1,277,153       1,247,427           1,264
                                   ----------      ----------      ----------      ----------      ----------      ----------
         Increase in net
           assets from
           capital transactions        30,988         121,611          46,725       2,566,714       1,280,700          14,734
                                   ----------      ----------      ----------      ----------      ----------      ----------
Increase in net assets                 25,205         123,085          43,240       2,622,298       1,311,786          14,363
Net assets at beginning of period           0               0               0               0               0               0
                                   ----------      ----------      ----------      ----------      ----------      ----------
Net assets at end of period        $   25,205      $  123,085      $   43,240      $2,622,298      $1,311,786      $   14,363
                                   ==========      ==========      ==========      ==========      ==========      ==========
ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                             0          50,966           4,020         129,132           2,995             682
     Units redeemed                         0             (31)           (123)              0            (269)             (1)
     Units transferred                  3,512         (46,350)           (441)        128,038         119,334              67
                                   ----------      ----------      ----------      ----------      ----------      ----------
Increase in units outstanding           3,512           4,585           3,456         257,170         122,060             748
Beginning units                             0               0               0               0               0               0
                                   ----------      ----------      ----------      ----------      ----------      ----------
Ending units                            3,512           4,585           3,456         257,170         122,060             748
                                   ==========      ==========      ==========      ==========      ==========      ==========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)


                                   Cash        Corporate   Davis Venture   Emerging      Federated       Global        Global
                                 Management      Bond          Value        Markets        Value          Bond        Equities
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                 ----------    ----------  -------------   ----------    ----------    ----------    ----------
INCREASE IN NET ASSETS:
From operations:
     Net investment income
      (loss)                     $    4,383    $    1,745    $   41,602    $     (157)   $    2,412    $      744    $    1,149
     Net realized gains
      (losses) from securities
      transactions                   (2,069)          123        (2,857)            0          (151)           80           (20)
     Change in net unrealized
        appreciation
        (depreciation) of
        investments                  (2,456)       (1,064)      (51,599)       38,018        (4,702)         (821)       (2,194)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Increase (decrease)
           in net assets from
           operations                  (142)          804       (12,854)       37,861        (2,441)            3        (1,065)
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
From capital transactions:
     Net proceeds from units
      sold                        7,437,313        62,917       307,898        16,135        94,253        21,505        16,139
     Cost of units redeemed          (8,305)       (1,674)      (12,358)            0          (754)       (1,670)          (15)
     Net transfers                 (199,172)        8,322        34,202     1,246,184         5,243         2,355             0
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Increase in net
           assets from
           capital transactions   7,229,836        69,565       329,742     1,262,319        98,742        22,190        16,124
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Increase in net assets            7,229,694        70,369       316,888     1,300,180        96,301        22,193        15,059
Net assets at beginning of
      period                              0             0             0             0             0             0             0
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Net assets at end of period      $7,229,694    $   70,369    $  316,888    $1,300,180    $   96,301    $   22,193    $   15,059
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========
ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                     569,531         4,556        11,343         2,516         5,600         1,389           863
     Units redeemed                    (639)         (122)         (486)            0           (49)         (108)           (1)
     Units transferred              (15,265)          603         1,218       196,345           329           135             0
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Increase in units outstanding       553,627         5,037        12,075       198,861         5,880         1,416           862
Beginning units                           0             0             0             0             0             0             0
                                 ----------    ----------    ----------    ----------    ----------    ----------    ----------
Ending units                        553,627         5,037        12,075       198,861         5,880         1,416           862
                                 ==========    ==========    ==========    ==========    ==========    ==========    ==========


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                   (Continued)

                                MFS Mid-Cap       MFS         Putnam       SunAmerica                  Worldwide
                                  Growth      Total Return    Growth       Balanced     Technology    High Income
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio        TOTAL
                                -----------   ------------  -----------   -----------   -----------   -----------     ---------
INCREASE IN NET ASSETS:
From operations:
     Net investment income
      (loss)                    $    20,897   $    11,023   $     2,490   $     6,319   $      (163)  $     3,436   $   162,914
     Net realized gains
      (losses) from
      securities transactions        (1,052)       (4,128)         (936)          (96)          (46)          (45)      (29,332)
     Change in net unrealized
      appreciation
      (depreciation) of
      investments                   (39,473)          863       (12,105)      (16,511)       (5,320)       (4,179)      (85,986)
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
         Increase (decrease)
           in net assets from
           operations               (19,628)        7,758       (10,551)      (10,288)       (5,529)         (788)       47,596
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
     Net proceeds from units
      sold                          108,877     1,524,739       110,470       103,810             0        28,750    14,586,662
     Cost of units redeemed          (1,442)          (29)       (4,679)            0             0             0       (61,693)
     Net transfers                   47,359    (1,240,997)      (11,015)       71,251        20,674          (123)       67,472
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
         Increase in net
           assets from capital
           transactions             154,794       283,713        94,776       175,061        20,674        28,627    14,592,441
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Increase in net assets              135,166       291,471        84,225       164,773        15,145        27,839    14,640,037
Net assets at beginning of
      period                              0             0             0             0             0             0             0
                                -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period     $   135,166   $   291,471   $    84,225   $   164,773   $    15,145   $    27,839   $14,640,037
                                ===========   ===========   ===========   ===========   ===========   ===========   ===========
ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                       7,023        72,613         5,162         6,495             0         1,957
     Units redeemed                    (100)           (1)         (224)            0             0             0
     Units transferred                3,149       (58,854)         (525)        4,479         4,384           (10)
                                -----------   -----------   -----------   -----------   -----------   -----------
Increase in units outstanding        10,072        13,758         4,413        10,974         4,384         1,947
Beginning units                           0             0             0             0             0             0
                                -----------   -----------   -----------   -----------   -----------   -----------
Ending units                         10,072        13,758         4,413        10,974         4,384         1,947
                                ===========   ===========   ===========   ===========   ===========   ===========


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        FS Variable Separate Account (Portion Relating to the ADVISOR Variable Annuity) of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company") with an inception date of December 27, 2000. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account contracts are sold through the broker-dealers affiliated with the Company, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of twenty-six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the three currently available investment portfolios of Anchor Series Trust (the "Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (collectively referred to as the "Trusts") are diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the trusts. The participant may elect to have investments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-six Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the twenty-six individual funds in the FS Variable Separate Account are the following: January 19, 2001 for the Technology Portfolio; January 9, 2001 for the Goldman Sachs Research Portfolio; January 4, 2001 for the Blue Chip Growth Portfolio; October 19, 1999 for the MFS Mid-Cap Growth Portfolio; June 12, 1997 for the Emerging Markets Portfolio; June 9, 1997 for the International Growth and Income Portfolio; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced Portfolios; May 22, 1995 for the Global Equities Portfolio; May 8, 1995 for MFS Total Return and High Yield Portfolios; May 3, 1995 for the Government and Quality Bond Portfolio; May 2, 1995 for the Worldwide High Income and Global Bond Portfolios; April 27, 1995 for the Cash Management Portfolio; April 24, 1995 for the Asset Allocation Portfolio; April 12, 1995 for the International Diversified Equities, Growth-Income, and Corporate Bond Portfolios; and April 6, 1995 for the Capital Appreciation, Growth, Davis Venture Value, Putnam Growth, MFS Growth and Income, and Alliance Growth Portfolios.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The investment objectives and policies of the three portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

        The Anchor Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalization's of $1.5 billion to $10 billion.

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Sub-adviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

        The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

        The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

        The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

        The SunAmerica Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      CHARGES AND DEDUCTIONS

        There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company's current practice is to delay charging for these taxes until annuity payments begin or a full surrender is made. In the future, the Company may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

        MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.      INVESTMENT IN THE TRUSTS

        The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2001 consist of the following:


                                                              Cost of Shares         Proceeds from
        Variable Accounts                                       Acquired              Shares Sold
        -----------------                                     --------------         -------------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                          $  163,765            $    7,803
        Government and Quality Bond Portfolio                    1,581,958             1,269,666
        Growth Portfolio                                            14,769                   159

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                             $   92,406            $   14,529
        Alliance Growth Portfolio                                  165,817                10,088
        Asset Allocation Portfolio                                  84,148                   712
        Blue Chip Growth Portfolio                                     273                   217
        Cash Management Portfolio                                7,454,276               220,057
        Corporate Bond Portfolio                                    80,932                 9,622
        Davis Venture Value Portfolio                              387,696                16,352
        Emerging Markets Portfolio                               1,262,432                   270
        Federated Value Portfolio                                  102,403                 1,249
        Global Bond Portfolio                                       39,064                16,130
        Global Equities Portfolio                                   17,395                   122
        Goldman Sachs Research Portfolio                            30,988                   268
        Growth-Income Portfolio                                  1,381,382             1,256,116
        High-Yield Bond Portfolio                                   63,570                12,092
        International Diversified Equities Portfolio             2,570,706                   815
        International Growth and Income Portfolio                1,296,236                15,422
        MFS Growth and Income Portfolio                             15,265                    84
        MFS Mid-Cap Growth Portfolio                               187,174                11,483
        MFS Total Return Portfolio                               1,552,596             1,257,860
        Putnam Growth Portfolio                                    114,917                17,651
        SunAmerica Balanced Portfolio                              182,791                 1,411
        Technology Portfolio                                        20,674                   163
        Worldwide High Income Portfolio                             32,599                   536

                          FS VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE ADVISOR VARIABLE ANNUITY)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                          FS VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.      UNIT VALUES

        A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the year ended December 31, 2001, follows:


                                                                                             Ratio of
                                                                         Ratio of           investment
                                       Net Assets                      expenses to           income to
                            ----------------------------------         average net            average              Total
          Units             Unit Value ($)     Total Value ($)          assets (1)         net assets (3)        Return (4)
          -----             --------------     ---------------          ----------         --------------        ----------
Capital Appreciation Portfolio
          4,093                33.86                138,575               1.52%                 0.23%              -13.91%

Government and Quality Bond Portfolio
         19,988                15.33                306,855               1.52%                 5.85%                 5.31%

Growth Portfolio
            495                27.21                 13,459               1.52%                 0.13%              -14.40%

Aggressive Growth Portfolio
          3,958                13.65                 53,995               1.52%                 0.56%              -32.71%

Alliance Growth Portfolio
          4,300                32.62                140,241               1.52%                 0.00%              -15.29%

Asset Allocation Portfolio
          4,168                18.61                 77,583               1.52%                 4.61%               -4.29%

Blue Chip Growth Portfolio
              7                 6.69                     49               1.52%                 0.00%              -21.91%

Cash Management Portfolio
        553,627                13.06              7,229,694               1.52%                 1.12%              -0.16%(2)

Corporate Bond Portfolio
          5,037                13.97                 70,369               1.52%                 5.86%                 5.93%

Davis Venture Value Portfolio
         12,075                26.25                316,888               1.52%                 0.72%              -12.67%

Emerging Markets Portfolio
        198,861                 6.54              1,300,180               1.52%                 0.01%               -3.19%

Federated Value Portfolio
          5,880                16.38                 96,301               1.52%                 2.46%               -3.81%

                          FS VARIABLE SEPARATE ACCOUNT

               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES (Continued)


                                                                                             Ratio of
                                                                         Ratio of           investment
                                       Net Assets                      expenses to           income to
                            ----------------------------------         average net            average              Total
          Units             Unit Value ($)     Total Value ($)          assets (1)         net assets (3)        Return (4)
          -----             --------------     ---------------          ----------         --------------        ----------
Global Bond Portfolio
          1,416                15.68               22,193                 1.52%                 7.43%                 3.43%

Global Equities Portfolio
            862                17.47               15,059                 1.52%                 0.08%               -19.31%

Goldman Sachs Research Portfolio
          3,512                 7.17               25,205                 1.52%                 0.00%               -26.32%

Growth-Income Portfolio
          4,585                26.85              123,085                 1.52%                 0.93%               -17.18%

High-Yield Bond Portfolio
          3,456                12.51               43,240                 1.52%                15.33%                -5.78%

International Diversified Equities Portfolio
        257,170                10.20            2,622,298                 1.52%                 0.00%               -25.11%

International Growth & Income Portfolio
        122,060                10.74            1,311,786                 1.52%                 0.03%               -23.39%

MFS Growth & Income Portfolio
            748                19.20               14,363                 1.52%                 0.52%               -17.31%

MFS Mid-Cap Growth Portfolio
         10,072                13.42              135,166                 1.52%                 0.00%               -23.78%

MFS Total Return Portfolio
         13,758                21.22              291,471                 1.52%                 3.03%                -0.97%

Putnam Growth Portfolio
          4,413                19.10               84,225                 1.52%                 0.00%               -25.27%

SunAmerica Balanced Portfolio
         10,974                15.02              164,773                 1.52%                 2.76%               -14.45%

                          FS VARIABLE SEPARATE ACCOUNT

               (Portion Relating to the ADVISOR Variable Annuity)
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES (Continued)

                                                                                             Ratio of
                                                                         Ratio of           investment
                                       Net Assets                      expenses to           income to
                            ----------------------------------         average net            average              Total
          Units             Unit Value ($)     Total Value ($)          assets (1)         net assets (3)        Return (4)
          -----             --------------     ---------------          ----------         --------------        ----------

Technology Portfolio
          4,384                 3.45               15,145                 1.52%                 0.00%              -48.41%

Worldwide High Income Portfolio
          1,947                14.30               27,839                 1.52%                15.27%               -4.70%

----------

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The audited financial statements for First SunAmerica Life Insurance Company at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999.

         The audited financial statements of FS Variable Separate Account (Portion Relating to Advisor Variable Annuity) at December 31, 2001 and for the year ended December 31, 2001.

(b) Exhibits

(1)           Resolutions Establishing Separate Account          ***
(2)           Custody Agreements                                 Not Applicable
(3)           (a) Distribution Contract                          ****
              (b) Form of Selling Agreement                      **
(4)           Variable Annuity Contract                          **
4(a)          Individual Retirement Annuity Endorsement          **
(5)           Application for Contract                           **
(6)           Depositor - Corporate Documents
              (a) Certificate of Incorporation                   *
              (b) By-Laws                                        *
(7)           Reinsurance Contract                               Not Applicable
(9)           Opinion of Counsel                                 **
              Consent of Counsel                                 **
(10)          Consent of Independent Accountants                 *
(11)          Financial Statements Omitted from Item 23          None
(12)          Initial Capitalization Agreement                   Not Applicable
(13)          Performance Computations                           ****
(14)          Diagram and Listing of All Persons Directly
              or Indirectly Controlled By or Under Common
              Control with First SunAmerica Life Insurance
              Company, the Depositor of Registrant               *
(15)          Powers of Attorney                                 ****
(27)          Financial Data Schedules                           Not Applicable


*        Filed herewith.
** Filed on September 18, 2000, Initial Registration Statement of FS Variable Separate Account, File Numbers 333-45946 and 811-8810.
*** Filed on October 11, 1994, Initial Registration Statement of FS Variable Separate Account, File Numbers 33-85014 and 811-8810.
**** Filed in Pre-Effective Amendment Number 1 and 1 to this Registration Statement on December 18, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                          POSITION
----                          --------
Jay S. Wintrob                Chairman, Chief Executive Officer and President
Marc H. Gamsin                Director and Senior Vice President
Thomas W. Baxter(l)           Director
Vicki E. Marmorstein(2)       Director
Debbie Potash-Turner(3)       Director
Richard D. Rohr(4)            Director
Margery K. Neale (5)          Director
Lester Pollack(6)             Director
Jana W. Greer                 Director and Senior Vice President
James R. Belardi              Director and Senior Vice President
Gregory M. Outcalt            Senior Vice President
N. Scott Gillis               Director and Senior Vice President
Edwin R. Raquel               Senior Vice President and Chief Actuary
Scott H. Richland             Vice President
Stewart R. Polakov            Vice President
Maurice S. Hebert             Vice President and Controller
Lawrence M. Goldman           Director, Vice President and Assistant Secretary
Christine A. Nixon            Director, Vice President and Secretary
Virginia N. Puzon             Assistant Secretary
Ron H. Tani                   Vice President
Mark A. Zaeske                Treasurer

------------------

(1)      400 S. Hope St., 15th Floor, Los Angeles, California 90071
(2)      633 W. Fifth St., Suite 400, Los Angeles, California 90071
(3)      733 Third Avenue, Third Floor, New York, New York 10017
(4)      100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(5)      919 Third Avenue, New York, New York 10022-9998
(6)      One Rockefeller Plaza, Suite 1025, New York, New York 10020

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with First SunAmerica Life Insurance Company, the Depositor of Registrant, see Exhibit 14 of Registration Statement of Registrant, which is filed herein. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 accession number 0000950123-02-003222, filed April 1, 2002.

Item 27. Number of Contract Owners

As of March 1, 2002, the number of Contracts funded by the FS Variable Separate Account was 90, of which 10 were owners of Qualified Contracts and 80 were owners of Non-Qualified Contracts.

Item 28. Indemnification

         None.

Item 29. Principal Underwriter

SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

Name                             Position with Distributor
----                             -------------------------

J. Steven Neamtz                 Director & President
Robert M. Zakem                  Director, Executive Vice President,
                                 General Counsel & Assistant Secretary
Peter A. Harbeck                 Director
Debbie Potash-Turner             Controller
James Nichols                    Vice President
Christine A. Nixon               Secretary
Lawrence M. Goldman              Assistant Secretary
Virginia N. Puzon                Assistant Secretary

                  Net
                  Distribution              Compensation
Name of           Discounts and             on Redemption              Brokerage
Distributor       Commissions               Annuitization              Commission       Commissions*
-----------       -----------               -------------              ----------       ------------
SunAmerica        None                      None                       None             None
Capital
Services, Inc.

------------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.

Item 30. Location of Accounts and Records

First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31. Management Services

          Not Applicable.

Item 32. Undertakings

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Representation

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by
                  Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable, in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of April, 2002.



                              VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)

                              By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                      (Depositor)

                                      By: JAY S. WINTROB
                              ---------------------------------
                                      Jay S. Wintrob
                                      President

                              By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                              (Depositor, on behalf of itself and Registrant)

                              By: JAY S. WINTROB
                              ----------------------------------
                                      Jay S. Wintrob
                                      President

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----
/s/    JAY S. WINTROB                       Chairman, Chief Executive                   April 29, 2002
______________________________              Officer & President
Jay S. Wintrob                              (Principal Executive Officer)

       MARC H. GAMSIN*                      Senior Vice President                       April 29, 2002
______________________________              & Director
Marc H. Gamsin

       N. SCOTT GILLIS*                     Senior Vice President                       April 29, 2002
______________________________              & Director
N. Scott Gillis                             (Principal Financial Officer)

       JAMES R. BELARDI*                    Senior Vice President                       April 29, 2002
______________________________              & Director
James R. Belardi

       THOMAS A. BAXTER*                    Director                                    April 29, 2002
______________________________
Thomas A. Baxter

       JANA W. GREER*                       Senior Vice President                       April 29, 2002
______________________________              & Director
Jana W. Greer

       MAURICE S. HEBERT*                   Vice President & Controller                 April 29, 2002
______________________________
Maurice S. Hebert

       VICKI E. MARMORSTEIN*                Director                                    April 29, 2002
______________________________
Vicki E. Marmorstein

       DEBBIE POTASH-TURNER*                Director                                    April 29, 2002
______________________________
Debbie Potash-Turner

       MARGERY K. NEALE*                    Director                                    April 29, 2001
______________________________
Margery K. Neale

       LESTER POLLACK*                      Director                                    April 29, 2002
______________________________
Lester Pollack

       RICHARD D. ROHR*                     Director                                    April 29, 2002
______________________________
Richard D. Rohr

       LAWRENCE M. GOLDMAN*                 Vice President,                             April 29, 2002
______________________________              Assistant Secretary & Director
Lawrence M. Goldman

/s/ CHRISTINE A. NIXON                      Vice President, Secretary                   April 29, 2002
______________________________

Christine A. Nixon

*/s/ CHRISTINE A. NIXON                     Attorney-in-Fact                            April 29, 2001
______________________________
Christine A. Nixon

EXHIBIT INDEX


EXHIBIT           DESCRIPTION
-------           -----------
10                Consent of Independent Accountants
14                Diagram and Listing of All Persons Directly
                  or Indirectly Controlled by or Under Common
                  Control with First SunAmerica Life Insurance
                  Company, the Depositor of Registrant